UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina     April 27, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               80
                                                  -----------------------

Form 13F Information Table Value Total:             113885 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        4420     52894SH               Sole        N/A       52894
Agilent Technol                 Common     00846U101        1714     49844SH               Sole        N/A       49844
Air Liquide ADR                 Common       9126202         442     18375SH               Sole        N/A       18375
Automatic Data Proc             Common      53015103        2158     48530SH               Sole        N/A       48530
Banco Santander Central         Common      05964H10         432     32521SH               Sole        N/A       32521
Bank of America                 Common      60505104        1367     76582SH               Sole        N/A       76582
Bank of New York Mellon         Common      64057102        1607     52030SH               Sole        N/A       52030
Bank of Nova Scotia             Common      64149107         340      6804SH               Sole        N/A        6804
BB&T Corporation                Common      54937107        2658     82051SH               Sole        N/A       82051
Becton Dickinson                Common      75887109        2434     30916SH               Sole        N/A       30916
BHP Billiton ADR                Common       8860610         815     10151SH               Sole        N/A       10151
BP Plc ADS                      Common      55622104         507      8877SH               Sole        N/A        8877
Canon ADR                       Common     138006309         314      6800SH               Sole        N/A        6800
Carbo Ceramics                  Common     140781105        2778     44565SH               Sole        N/A       44565
Cemex ADR                       Common      15129088         263     25753SH               Sole        N/A       25753
Coca-Cola                       Common     191216100        2161     39287SH               Sole        N/A       39287
ConocoPhillips                  Common     20825C104        1632     31903SH               Sole        N/A       31903
Costco Wholesale Corp Del       Common     22160K105        2245     37603SH               Sole        N/A       37603
Credit Suisse                   Common      22540110         466      9067SH               Sole        N/A        9067
Cummins Inc                     Common     231021106         255      4120SH               Sole        N/A        4120
Dassault Systems ADR            Common      23754510         319      5383SH               Sole        N/A        5383
Deere & Company                 Common     244199105        2811     47274SH               Sole        N/A       47274
Dentsply International          Common     249030107        2265     64945SH               Sole        N/A       64945
DuPont                          Common     263534107        2242     60215SH               Sole        N/A       60215
Eli Lilly                       Common     532457108        1551     42835SH               Sole        N/A       42835
ENI S P A Sponsored Adr         Common      26874R10         404      8619SH               Sole        N/A        8619
Exxon Mobil                     Common     30231G102        4430     66134SH               Sole        N/A       66134
Fanuc Ltd Ord                   Common     J13440102         289      2724SH               Sole        N/A        2724
FedEX Corp                      Common     31428X106        1246     13339SH               Sole        N/A       13339
General Electric Co             Common     369604103        2923    160631SH               Sole        N/A      160631
General Mills                   Common     370334104        2441     34481SH               Sole        N/A       34481
Google Inc Class A              Common      38259P50        1963      3462SH               Sole        N/A        3462
Grupo Modelo                    Common      P4833F10         255     43190SH               Sole        N/A       43190
Honda Motor ADR                 Common      43812830         332      9406SH               Sole        N/A        9406
HSBC Holdings ADR               Common      40428040         434      8567SH               Sole        N/A        8567
Idexx Laboratories              Common     45168D104        2405     41785SH               Sole        N/A       41785
Illinois Tool Works Inc         Common     452308109        1995     42134SH               Sole        N/A       42134
Intel                           Common     458140100        2155     96667SH               Sole        N/A       96667
Internatl Business Mach         Common     459200101        3796     29598SH               Sole        N/A       29598
J P Morgan Chase & Co Inc       Common     46625H100        2306     51522SH               Sole        N/A       51522
Johnson & Johnson               Common     478160104        5408     82948SH               Sole        N/A       82948
Kimberly Clark                  Common     494368103        2855     45410SH               Sole        N/A       45410
Kimberly Clark de Mexico        Common      P6069411         165     29083SH               Sole        N/A       29083
Laboratory CP Amer Hldgs        Common     50540R409        1929     25484SH               Sole        N/A       25484
Lowes                           Common     548661107        2018     83259SH               Sole        N/A       83259
Makita Corp ADR                 Common     560877300         291      8774SH               Sole        N/A        8744
McCormick & Company             Common     579780206        1867     48669SH               Sole        N/A       48669
McDonalds                       Common     580135101         256      3833SH               Sole        N/A        3833
MDU Resources Group Inc         Common     552690109        1603     74262SH               Sole        N/A       74262
Medtronic Inc.                  Common     585055106        2218     49250SH               Sole        N/A       49250
Merck & Co Inc                  Common     58933Y105        2135     57155SH               Sole        N/A       57155
Microsoft                       Common     594918104        2399     81901SH               Sole        N/A       81901
National Fuel Gas               Common     636180101        1869     36970SH               Sole        N/A       36970
Nestle SA Rep Rg Sh ADR         Common     641069406         443      8638SH               Sole        N/A        8638
Novartis ADR                    Common     66987V109         553     10229SH               Sole        N/A       10229
Novo Nordisk A S Adr            Common     670100205         383      4961SH               Sole        N/A        4961
Potash Corp Saskatchewan        Common     73755L107         315      2637SH               Sole        N/A        2637
Proctor & Gamble                Common     742718109        3707     58597SH               Sole        N/A       58597
Progress Energy, Inc            Common     743263105        1700     43179SH               Sole        N/A       43179
Royal Bank Canada PV$1          Common      78008710         344      5888SH               Sole        N/A        5888
Royal Dutch Shell PLC           Common     780259206         408      7056SH               Sole        N/A        7056
Salix Pharmaceuticals LTD       Common     795435106        1674     44943SH               Sole        N/A       44943
Sanofi Aventis Spon ADR         Common      80105N10         405     10844SH               Sole        N/A       10844
SAP AG ADR                      Common      80305420         307      6373SH               Sole        N/A        6373
Scana                           Common     80589M102        1341     35685SH               Sole        N/A       35685
SKF ADR                         Common      78437540         334     18756SH               Sole        N/A       18756
Swiss Reins Spnsd ADR           Common      87088720         362      7339SH               Sole        N/A        7339
Tele Norte Leste Part ADR       Common     879246106         287     16234SH               Sole        N/A       16234
Telefonica SA ADR               Common     879382208         441      6207SH               Sole        N/A        6207
Teva Pharmaceuticals            Common     881624209         488      7729SH               Sole        N/A        7729
Total SA Sponsor ADR            Common     89151E109         277      4778SH               Sole        N/A        4778
Toyota Motor Corp. ADR          Common      89233130         406      5049SH               Sole        N/A        5049
Tullow Oil PLC GBP10            Common      G9123510         436     23009SH               Sole        N/A       23009
Unilever PLC NEW ADR            Common      90476770         591     20179SH               Sole        N/A       20179
Union Pacific Corp              Common      90781810         399      5438SH               Sole        N/A        5438
United Parcel Service Class B   Common     911312106         956     14842SH               Sole        N/A       14842
Vale Sa Adr                     Common     91912E105         268      8315SH               Sole        N/A        8315
Wal Mart Stores Inc             Common     931142103        2187     39332SH               Sole        N/A       39332
Wells Fargo & Co                Common     949746104        2159     69386SH               Sole        N/A       69386
Wilmington Trust                Common     971807102        2131    128577SH               Sole        N/A      128577

TOTAL:  $113885 (thousands)

